SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Leases
Operating lease liabilities – current portion	$ 178,410	$ 172,066
Operating lease liabilities – non-current portion	62,347	153,043
Total	$ 240,757	$ 325,109